Financial Liabilities	12 Months Ended
Dec. 31, 2017
Financial Liabilities [abstract]
Financial Liabilities

Note 14 – Financial Liabilities

Financial liabilities are as follows:

	December 31,	December 31,
	2017	2016
Current portion of long-term debt – Export Development Canada (note 17)	$2,470	$2,107
Current portion of long-term debt – Province of Ontario (note 17)	622	893
Current portion of repayable government contributions (note 17)	–	154
Warrants (note 25)	409	325
Deferred share unit liability (note 19)	1,406	456
Current portion of capital lease (note 17)	6	4
Total financial liabilities	$4,913	$3,939

Warrants

On November 4, 2016, concurrent with a new loan agreement with Export Development Canada (“EDC”), the Company issued 200,575 share purchase warrants. Each warrant is exercisable for one common share of the Company at an exercise price of US$6.85 per common share. The warrants are transferrable and expire on November 4, 2021. The proceeds of the loan (net of transaction costs) were allocated between the fair value of the warrant liability and the debt. These warrants include anti-dilution provisions, and as a result are accounted for as a financial liability with changes in fair value reflected in the consolidated statements of operations and comprehensive loss. These warrants were exercised on December 1, 2017 for proceeds of $1,374.

On May 8, 2015, concurrent with a new loan agreement with a syndicate of lenders, the Company issued 250,000 share purchase warrants.  Each warrant was exercisable for one common share of the Company at an exercise price of US$15.00 per common share. The warrants are non-transferrable and expire on May 6, 2019. As a result of this issuance, the fair market value of these warrants of $885 was included in other finance (losses) gains. These warrants include anti-dilution provisions, and as a result are accounted for as a financial liability with changes in fair value reflected in the consolidated statements of operations. On December 16, 2015, as a result of the public offering, the exercise price of the warrants was reduced to US$10.85 per common share.

The fair value of the outstanding warrants was determined using the Black-Scholes option pricing model with the following weighted average assumptions:

Warrants

	December 31,	December 31,
	2017	2016
Risk-free interest rate (%)	1.68%	0.74%
Expected volatility (%)	55.3%	60.1%
Expected life in years	0.38	1.4
Expected dividend	Nil	Nil

Expected volatility was revised using the historical volatility for the Company’s share price for the remaining 0.38 years prior to the date of grant, as this is the expected remaining life of the warrants.